Summary Of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2018	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Marketing and advertising				$ 249,100,000	$ 261,300,000	$ 297,800,000
Defined Contribution Plan, Employer Discretionary Contribution Amount				16,400,000	13,800,000	14,300,000
Book overdrafts included in accounts payable	$ 27,200,000			27,200,000	29,600,000
Maximum funding by facility	2,000,000,000			$ 2,000,000,000
Weighted-average life of intangible assets with finite lives (in years)				18 years
Expenses related to severance benefits				$ 4,000,000	5,600,000	$ 12,000,000
Document Fiscal Year Focus				2018
Prior Period Reclassification Adjustment		$ 2,100,000	$ 12,200,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense				$ 5,200,000
Operating Leases, Future Minimum Payments Due	820,905,000			820,905,000
Bank Overdrafts	$ 27,200,000			$ 27,200,000	$ 29,600,000
Buildings
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				15 years
Leasehold improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				8 years
Minimum | Computers and other equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	2 years
Minimum | Computer Software, Intangible Asset [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Maximum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				40 years
Maximum | Computers and other equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years
Maximum | Computer Software, Intangible Asset [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years
H&R Block Emerald Advance® lines of credit
Summary Of Significant Accounting Policies [Line Items]
Maximum funding by facility	$ 1,000			$ 1,000
Scenario, Unspecified [Domain]
Summary Of Significant Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets							$ 100,000,000